Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2015
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
CIK	dei_EntityCentralIndexKey	0000915802
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Feb. 26, 2016
Effective Date	dei_DocumentEffectiveDate	Feb. 28, 2016
Prospectus Date	rr_ProspectusDate	Feb. 28, 2016
ALPS/Red Rocks Listed Private Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION ALPS | RED ROCKS LISTED PRIVATE EQUITY FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 37% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	37.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated fees.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its objective, the Fund will invest at least 80% of its net assets in (i) securities of U.S. and non-U.S. companies, including those in emerging markets, listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as their stated intention to have a majority of their assets invested in or exposed to private companies (“Listed Private Equity Companies”) and (ii) derivatives, including options, futures, forwards, swap agreements and participation notes, that otherwise have the economic characteristics of Listed Private Equity Companies. Although the Fund does not invest directly in private companies, it will be managed with a similar approach: identifying and investing in long-term, high-quality Listed Private Equity Companies. The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets as described herein may not be changed without a written notification to shareholders at least sixty (60) days prior to any change in such policy.

Listed Private Equity Companies may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies. The determination of whether a company is a Listed Private Equity Company will be made at the time of purchase and a portfolio company’s status will not vary solely as a result of fluctuations in the value of its assets or as a result of the progression of its holdings through the normal stages of a private equity company, including the exit stage. A portfolio company is considered to have a stated intention of investing primarily in private companies if it meets the criteria above under normal circumstances, notwithstanding temporary fluctuations in the public/private values of its private equity portfolio. The inclusion of a company in a recognized Listed Private Equity index will be considered a primary factor in the determination of whether a company is a Listed Private Equity Company.

The Sub-Adviser selects investments from the Listed Private Equity Company universe pursuant to a proprietary selection methodology using quantitative and qualitative historical results and commonly used financial measurements such as: price-to-book, price-to-sales, price-to-earnings, return on equity and balance sheet analysis. In addition, the Sub-Adviser observes the depth and breadth of company management, including management turnover. Lastly, the Sub-Adviser looks to allocate the portfolio directly and indirectly amongst industry sectors, geographic locations, stage of investment and the year in which the private equity firm or fund makes a commitment or an investment in a fund, asset or business (“vintage year”).

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Private Equity Risk. In addition to the risks associated with the Fund’s direct investments, the Fund is also subject to the underlying risks which affect the Listed Private Equity Companies in which the Fund invests. Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, valuation risk, credit risk, managed portfolio risk and derivatives risk.

Industry Risk. The Fund’s investments could be concentrated within one industry or group of industries. Any factors detrimental to the performance of such industries will disproportionately impact the Fund. Investments focused in a particular industry are subject to greater risk and are more greatly impacted by market volatility than less concentrated investments.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk of loss may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Small- and mid-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and mid-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. Class C shares of the Fund commenced operations on June 30, 2010. The performance shown in the table below for periods prior to June 30, 2010 for Class C shares reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C shares, without the effect of any fee and expense limitations or waivers. If Class C shares of the Fund had been available during periods prior to June 30, 2010, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	June 30, 2009	47.50%
Worst Quarter –	December 31, 2008	-48.85%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -0.56%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares, Class I shares and Class R shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	47.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.85%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/Red Rocks Listed Private Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPEFX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 748
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,160
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,597
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,805
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	748
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,160
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,597
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,805
2008	rr_AnnualReturn2008	(62.92%)
2009	rr_AnnualReturn2009	40.76%
2010	rr_AnnualReturn2010	25.85%
2011	rr_AnnualReturn2011	(18.24%)
2012	rr_AnnualReturn2012	29.70%
2013	rr_AnnualReturn2013	41.26%
2014	rr_AnnualReturn2014	0.44%
2015	rr_AnnualReturn2015	(0.56%)
1 Year	rr_AverageAnnualReturnYear01	(5.98%)
5 Years	rr_AverageAnnualReturnYear05	7.16%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPFCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.03%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 372
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	835
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,424
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,018
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	272
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	835
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,424
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,018
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	7.65%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPEIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.31%
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.73%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.73%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 176
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	545
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	938
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,038
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	176
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	545
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	938
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,038
1 Year	rr_AverageAnnualReturnYear01	(0.20%)
5 Years	rr_AverageAnnualReturnYear05	8.73%
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LPERX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.17%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 220
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	679
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,164
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,500
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	220
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	679
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,164
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,500
1 Year	rr_AverageAnnualReturnYear01	(0.65%)
5 Years	rr_AverageAnnualReturnYear05	8.39%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.20%)
5 Years	rr_AverageAnnualReturnYear05	4.99%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.49%)
5 Years	rr_AverageAnnualReturnYear05	4.72%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.53%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	8.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/Red Rocks Listed Private Equity Fund | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.31%
5 Years	rr_AverageAnnualReturnYear05	7.82%
Since Inception	rr_AverageAnnualReturnSinceInception	0.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2007
ALPS/WMC Research Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION ALPS | WMC RESEARCH VALUE FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation. Dividend income may be a factor in portfolio selection but is secondary to the Fund’s principal objective.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	114.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. companies that the Fund’s sub-adviser, Wellington Management Company LLP (“Wellington Management” or the “Sub-Adviser”) believes are undervalued by the marketplace. The Sub-Adviser may invest in companies with any market capitalization, but will emphasize primarily large capitalization companies.

Disciplined portfolio construction techniques are used to manage risk and ensure diversification through investments in a number of different industries and companies.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Value Stocks Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the Fund to be undervalued may actually be appropriately priced.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Sector and Securities Selection Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. Although the Fund does not intend to invest in any particular sector or sectors, the Fund may, from time to time, emphasize investments in one or more sectors.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A shares and Class I shares for periods prior to August 29, 2009, reflects the performance of the Activa Mutual Funds Trust – Activa Value Fund’s Class A shares and Class I shares (as result of a prior reorganization of Activa Mutual Funds Trust – Activa Value Fund’s Class A shares and Class I shares into the Fund’s Class A shares and Class I shares), without the effect of any fee and expense limitations or waivers. If Class A shares and Class I shares of the Fund had been available during periods prior to August 29, 2009, the performance shown may have been different. Class C shares of the Fund commenced operations on June 30, 2010. The performance shown for periods prior to June 30, 2010 for Class C shares reflects the performance of the Fund’s Class A shares, calculated using the fees and expenses of Class C shares, without the effect of any fee and expense limitations or waivers. If Class C shares of the Fund had been available during periods prior to June 30, 2010, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	June 30, 2009	16.57%
Worst Quarter –	December 31, 2008	-21.09%

The Fund’s Class A Share year-to-date return as of December 31, 2015 was -2.26%.

After-tax returns are calculated using distributions for the Activa Mutual Funds Trust – Activa Fund – Class A shares for periods prior to August 29, 2009. If Class A shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(2.26%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.09%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/WMC Research Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMWYX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 685
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	987
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,310
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,222
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	685
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	987
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,310
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,222
2006	rr_AnnualReturn2006	18.80%
2007	rr_AnnualReturn2007	2.43%
2008	rr_AnnualReturn2008	(36.45%)
2009	rr_AnnualReturn2009	19.41%
2010	rr_AnnualReturn2010	14.74%
2011	rr_AnnualReturn2011	(3.59%)
2012	rr_AnnualReturn2012	18.24%
2013	rr_AnnualReturn2013	33.95%
2014	rr_AnnualReturn2014	11.37%
2015	rr_AnnualReturn2015	(2.26%)
1 Year	rr_AverageAnnualReturnYear01	(7.61%)
5 Years	rr_AverageAnnualReturnYear05	9.45%
10 Years	rr_AverageAnnualReturnYear10	5.23%
ALPS/WMC Research Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMWCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.54%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 318
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	691
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,191
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,564
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	218
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	691
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,191
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,564
1 Year	rr_AverageAnnualReturnYear01	(3.65%)
5 Years	rr_AverageAnnualReturnYear05	9.88%
10 Years	rr_AverageAnnualReturnYear10	5.04%
ALPS/WMC Research Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AMWIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.90%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	384
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	672
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,490
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	384
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	672
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,490
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
5 Years	rr_AverageAnnualReturnYear05	10.98%
10 Years	rr_AverageAnnualReturnYear10	6.05%
ALPS/WMC Research Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.27%)
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	3.78%
ALPS/WMC Research Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	7.26%
10 Years	rr_AverageAnnualReturnYear10	4.09%
ALPS/WMC Research Value Fund | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.83%)
5 Years	rr_AverageAnnualReturnYear05	11.27%
10 Years	rr_AverageAnnualReturnYear10	6.16%
ALPS/WMC Research Value Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
10 Years	rr_AverageAnnualReturnYear10	7.31%
Clough China Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION CLOUGH CHINA FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 193% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	193.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. After one year, the Example does not take into consideration any agreement by the Adviser to waive fees.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that:

• are organized under the laws of China, Hong Kong or Taiwan;

• are primarily traded on the China, Hong Kong or Taiwan exchanges; or

• derive at least 50% of their revenues from business activities in China, Hong Kong or Taiwan, but which are listed and traded elsewhere.

Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, exchange traded funds (“ETFs”), rights and warrants. The Fund may invest in securities of all market capitalizations, including companies in emerging markets.

In addition, in order to gain exposure to certain issuers organized under the laws of China, Hong Kong or Taiwan, the Fund may invest in derivative instruments, which may include swaps, futures, options or participatory notes.

The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets, plus any borrowings for investment purposes, as described herein may not be changed without a written notification to shareholders at least sixty (60) days prior to any change in such policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Geographic Risk. Investing in China, Hong Kong and Taiwan involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to the economic, market, political and local risks of these regions than a fund that is more geographically diversified.

In order to gain exposure to certain issuers, the Fund may participate in market access mechanisms administered by the respective markets, which may be subject to quota controls, heightened liquidity risks and different settlement procedures than would typically be expected with respect to U.S. issuers.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.

Derivatives Risk. Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

Industry and Sector Risk. The Fund may focus its investments in certain industries within certain sectors, which may cause the Fund’s performance to be susceptible to the economic, business, or other developments that affect those industries or sectors. Although the Fund does not intend to invest in a particular industry or sector, the Fund may, from time to time, emphasize investments in one or more industries or sectors.

Small Company Risk. While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies. This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Government Relationship Risk. While companies in China may be subject to limitations on their business relationships under Chinese law, these laws may not be consistent with certain political and security concerns of the U.S. As a result, Chinese companies may have material direct or indirect business relationships with governments that are considered state sponsors of terrorism by the U.S. government, or governments that otherwise have policies in conflict with the U.S. government (an “Adverse Government”). If the Fund invests in companies that have or develop a material business relationship with an Adverse Government, then the Fund will be subject to the risk that these companies’ reputation and price in the market will be adversely affected.

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for Class A Shares, Class C Shares and Class I Shares for periods prior to January 15, 2010, reflects the performance of the Old Mutual Funds Trust I - Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares (as result of a prior reorganization of Old Mutual China Fund’s Class A Shares, Class C Shares and Class I Shares into the Fund’s Class A Shares, Class C Shares and Class I Shares), without the effect of any fee and expense limitations or waivers. If Class A Shares, Class C Shares and Class I Shares of the Fund had been available during periods prior to January 15, 2010, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	June 30, 2009	26.82%
Worst Quarter –	March 31, 2008	-21.03%

The Fund’s Class A Share year-to-date return as of December 31, 2015 was -9.70%.

After-tax returns are calculated using distributions for the Old Mutual China Fund – Class A Shares for periods prior to January 15, 2010. If Class A Shares of the Fund had been available during these earlier periods, distributions may have been different and thus, after-tax returns may have been different from those shown. After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A Shares of the Fund. After-tax returns for Class C Shares and Class I Shares will vary from those shown for Class A Shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(9.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.03%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A Shares of the Fund.
Clough China Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHNAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.38%
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[4]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.95%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 738
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,137
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,560
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,734
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	738
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,137
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,560
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,734
2006	rr_AnnualReturn2006	78.55%
2007	rr_AnnualReturn2007	48.73%
2008	rr_AnnualReturn2008	(46.81%)
2009	rr_AnnualReturn2009	65.12%
2010	rr_AnnualReturn2010	11.56%
2011	rr_AnnualReturn2011	(18.36%)
2012	rr_AnnualReturn2012	23.80%
2013	rr_AnnualReturn2013	14.33%
2014	rr_AnnualReturn2014	3.70%
2015	rr_AnnualReturn2015	(9.70%)
1 Year	rr_AverageAnnualReturnYear01	(14.66%)
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	10.28%
Clough China Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHNCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.78%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[4]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 374
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	857
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,466
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,108
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	274
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	857
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,466
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,108
1 Year	rr_AverageAnnualReturnYear01	(11.31%)
5 Years	rr_AverageAnnualReturnYear05	0.82%
10 Years	rr_AverageAnnualReturnYear10	10.08%
Clough China Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHNIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.35%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 174
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	553
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	957
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,086
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	553
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	957
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,086
1 Year	rr_AverageAnnualReturnYear01	(9.23%)
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	11.38%
Clough China Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.99%)
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	9.28%
Clough China Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.07%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	8.24%
Clough China Fund | Morgan Stanley Capital International (MSCI) China Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.82%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	10.12%
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION ALPS/CORECOMMODITY MANAGEMENT COMPLETECOMMODITIES STRATEGY FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize real returns, consistent with prudent investment management.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing, under normal circumstances, directly or indirectly in a combination of commodity-related equity securities (“Commodity Equity Investments”) and commodity futures-linked derivative instruments (“Commodity Investments”) and thereby obtaining exposure to the commodity markets. CompleteCommodities®, as developed by CoreCommodity Management, LLC (the “Sub-Adviser”), is an investment approach that actively combines Commodity Investments and Commodity Equity Investments.

• Commodity Investments are investments in commodity futures contracts, commodity swaps, options on commodity futures, commodity-linked notes and may at times include direct or indirect investments in physical commodities.

• Commodity Equity Investments are generally investments in companies primarily engaged in the production and distribution of commodities and commodity-related products.

With respect to the Commodity Equity Investments portion of its portfolio, the Fund seeks to invest in a global universe of listed companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors. The Sub-Adviser utilizes both quantitative and fundamental analyses for selecting securities for inclusion in the portfolio. The Fund may purchase American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”), or enter into derivative instruments based on the Commodity Equity Investments. The Fund may also from time to time purchase or sell common stock, preferred stock, convertible securities and ETFs.

With respect to the Commodity Investments portion of its portfolio, the Fund seeks to gain exposure to the commodity markets through the use of Commodity Investments. Commodity Investments in which the Fund may invest, either directly and/or indirectly through a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), include, but are not limited to, commodity futures contracts, commodity swaps, options on commodity futures and commodity-linked notes. The Fund may also from time to time invest in ETFs and master limited partnerships.

The Fund expects to gain exposure to the commodities market indirectly by investing up to 25% of its total assets in the Subsidiary, which is designed to enhance the ability of the Fund to obtain exposure to the commodities market through Commodity Investments consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary has the same investment objective and is subject to substantially the same investment policies and investment restrictions as the Fund, except that the Subsidiary (unlike the Fund) will not invest in equity securities and may invest without limitation in commodity swaps and other commodity-linked derivative instruments. The Fund and the Subsidiary are advised by the Adviser and Sub-Adviser.

The Fund and/or the Subsidiary may invest without limit in investment grade fixed-income securities of varying maturities, including U.S. Treasuries, U.S. Treasury inflation-protected securities (“TIPS”), other U.S. and foreign government securities, corporate bonds and notes, and affiliated and unaffiliated money market funds, to collateralize its Commodity Investments and other derivative exposure on a day-to-day basis.

The Sub-Adviser will use its discretion to determine the percentage of the Fund’s assets allocated to each of the Commodity Equity Investments and Commodity Investments portions of the Fund’s portfolio. Generally, at least 20% of the Fund’s investments, either directly or indirectly through the Subsidiary, will be allocated to each respective portion of the portfolio; provided, however, that at times the Sub-Adviser may choose to lower this minimum exposure level and give greater emphasis to Commodity Equity Investments or Commodity Investments, as the case may be, based on market events such as significant market movements and significant economic events and trends. Generally, the Sub-Adviser will take various factors into account in allocating the assets of the Fund between the Commodity Equity Investments and Commodity Investments portions of its portfolio, including, but not limited to:

• results of proprietary quantitative models developed by the Sub-Adviser;

• Commodity Investments relative price differentials for a range of commodity futures for current delivery as compared to similar commodity futures for future delivery; and

• other market conditions.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio that may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.

Commodity Risk. The Fund’s investments in Commodity Equity Investments and Commodity Investments may subject the Fund to significantly greater volatility than investments in traditional securities and involve substantial risks, including risk of a significant portion of their principal value. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political, economic, geographical or financial events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a commodity’s value will soon change. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the Fund’s performance is linked to the performance of highly volatile commodities, investors should consider purchasing shares of the Fund only as part of an overall diversified portfolio and should be willing to assume the risks of potentially significant fluctuations in the value of the Fund.

Derivatives Risk. The use of Commodity Investments and other derivative instruments by the Fund involves risks that are different from, and in many cases greater than, the risk associated with investing in securities. A derivative will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more commodities, securities, currencies or indices. Even a small investment in derivative contracts can have a large impact on the Fund’s market, commodity, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of default and credit risk as issuers of fixed income securities. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets. Use of derivatives may increase the amount and affect the timing and character of taxes payable by shareholders.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Risks of Investing in Commodity Investments. The value of Commodity Investments may be affected by changes discussed above under “Commodity Risk.” The physical commodities underlying the Commodity Investments from time to time may be heavily concentrated in a limited number of sectors, particularly agriculture, base/industrial metals, energy and precious metals. Concentration in a limited number of sectors may result in a greater degree of volatility. The value of Commodity Investments is expected to rise or fall in response to changes in the underlying commodity or related index. A highly liquid secondary market may not exist for certain Commodity Investments, and there can be no assurance that one will develop. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.

Risks of Investing in Commodity Swaps. The Fund (whether directly or through the Subsidiary) may invest in swap agreements to seek to enable the Fund to hedge a position or to gain exposure to commodities or an index without investing in specific commodities or instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the Fund could suffer losses. In addition to the risk of default by the counterparty, if the creditworthiness of a counterparty to a swap agreement declines, the value of the swap agreement would be likely to decline, potentially resulting in losses.

Risks of Investing in Commodity Futures and Options. The Fund’s participation (whether directly or through the Subsidiary) in the options and futures markets could subject the Fund’s portfolio to certain risks. CoreCommodity’s expectations of movements in the direction of commodities prices may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund’s NAV or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used.

Other risks inherent in the Fund’s use of futures and options (which may be options on securities or options on futures) include, for example, the possible less-than-full correlation between the price of options and futures contracts and movements in the prices of the investments being hedged, and the possible absence of a liquid secondary market for any particular instrument. For example, sale of call options may result in Fund underperformance and/or underperformance relative to other strategies managed by CoreCommodity in periods of general positive market performance. Conversely, sale of uncovered put options may exacerbate Fund losses in periods of general negative market performance. Over-the-counter (“OTC”) options subject the Fund to the risk that a counterparty may default on its obligations.

Risks of Investing in Commodity-Linked Notes. In addition to commodity risk and general derivatives risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment. To the extent that the amount of the principal to be repaid upon maturity is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all or a portion of the principal at maturity of the investment. The lack of a secondary market may make it difficult for the Fund to sell the notes. In addition, an issuer could become bankrupt or otherwise fail to pay.

Risk of Investing in Commodity Pooled Investment Vehicles. The Fund may, from time to time, invest in certain publicly-traded commodity pools, such as commodity ETFs. Such pools may not meet the definition of an “investment company” under the Investment Company Act of 1940, as amended (the “1940 Act”), and may not be registered under the 1940 Act. As a consequence, the Fund’s investment in such entities may not be subject to certain protections afforded by the 1940 Act, including, for example, restrictions under the 1940 Act on investments in other investment companies.

Equity Risk. The values of equity securities in the Fund will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. The Fund invests in equity securities of companies engaged in the production and distribution of commodities and commodity-related products and services in the agriculture, base/industrial metals, energy and precious metals sectors and does not measure the performance of direct investment in the underlying commodities and, therefore, may not move in the same direction and to the same extent as the underlying commodities.

Small- to Mid-Capitalization Companies Risk. The Fund’s investments in securities of companies with small- to mid-sized market capitalizations can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded. This may result in such securities being less liquid.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. In addition, the Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund.

Tax Risk. The Fund is limited in its ability to derive qualifying income from direct investment in Commodity Investments. Based on the analysis in private letter rulings previously issued to other taxpayers, the Fund intends to treat its income from Commodity Investments and the Subsidiary as qualifying income. However, a private letter ruling is binding on the Internal Revenue Service (“IRS”) only for the taxpayer that receives it and the Fund has not obtained and does not presently expect to request such a private letter ruling from the IRS. The IRS has suspended the issuance of private letter rulings concerning these issues, and there can be no assurance that the IRS will not change its position with respect to some or all of these issues or if the IRS did so, that a court would not sustain the IRS’s position.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Risks of Investing in Inflation-Protected Securities. The value of inflation-protected securities such as TIPS generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of TIPS and vice versa. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of TIPS.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Currency Risk. The risk that fluctuations in exchange rates between the U.S. dollar and non-U.S. currencies may cause the value of the Fund’s non-U.S. investments to decline in terms of U.S. dollars. Additionally, certain of the Fund’s foreign currency transactions may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency.

Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

May Lose Money	rr_RiskLoseMoney	It is important to read all of the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	March 31, 2011	11.14%
Worst Quarter –	September 30, 2015	-16.38%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -21.79%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(21.79%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.38%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCRAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.45%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 689
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	987
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,306
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,207
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	689
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	987
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,306
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,207
2011	rr_AnnualReturn2011	(5.35%)
2012	rr_AnnualReturn2012	(0.79%)
2013	rr_AnnualReturn2013	(5.95%)
2014	rr_AnnualReturn2014	(17.00%)
2015	rr_AnnualReturn2015	(21.79%)
1 Year	rr_AverageAnnualReturnYear01	(26.10%)
5 Years	rr_AverageAnnualReturnYear05	(11.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.97%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCRCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.22%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.05%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 308
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	647
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,111
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,395
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	647
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,111
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,395
1 Year	rr_AverageAnnualReturnYear01	(23.11%)
5 Years	rr_AverageAnnualReturnYear05	(11.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JCRIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	0.85%	[5]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[6]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	370
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	641
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,417
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	117
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	370
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	641
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,417
1 Year	rr_AverageAnnualReturnYear01	(21.62%)
5 Years	rr_AverageAnnualReturnYear05	(10.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(26.10%)
5 Years	rr_AverageAnnualReturnYear05	(12.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(14.77%)
5 Years	rr_AverageAnnualReturnYear05	(8.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Thomson Reuters / CoreCommodity CRB TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(23.36%)
5 Years	rr_AverageAnnualReturnYear05	(11.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund | Bloomberg Commodity Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(24.66%)
5 Years	rr_AverageAnnualReturnYear05	(13.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2010
RiverFront Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT GLOBAL GROWTH FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks to achieve long-term capital appreciation through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 71% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Effective upon the sixty-first day following the date of this prospectus, or on April 29, 2016, the Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics). In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company’s headquarters, the location of the company’s assets or the locations from which the company derives a substantial portion of its revenue.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risks. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The performance shown for periods prior to September 27, 2010 reflects the performance of the RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund’s shares had been available during the periods shown, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	March 31, 2012	10.66%
Worst Quarter –	September 30, 2011	-19.32%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -0.84%

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.84%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.32%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
RiverFront Global Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLTAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[8]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 698
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,055
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,436
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,499
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	698
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,055
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,436
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,499
2011	rr_AnnualReturn2011	(9.90%)
2012	rr_AnnualReturn2012	15.16%
2013	rr_AnnualReturn2013	22.29%
2014	rr_AnnualReturn2014	1.35%
2015	rr_AnnualReturn2015	(0.84%)
1 Year	rr_AverageAnnualReturnYear01	(6.28%)
5 Years	rr_AverageAnnualReturnYear05	3.81%
Since Inception	rr_AverageAnnualReturnSinceInception	8.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLTCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[8]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.29%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 332
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	762
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,319
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,834
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	762
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,319
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,834
1 Year	rr_AverageAnnualReturnYear01	(2.45%)
5 Years	rr_AverageAnnualReturnYear05	4.24%
Since Inception	rr_AverageAnnualReturnSinceInception	8.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLFIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[7]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[8]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 131
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	460
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	811
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,801
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	460
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	811
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,801
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	5.26%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.07%)
5 Years	rr_AverageAnnualReturnYear05	1.89%
Since Inception	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.37%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	13.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT GLOBAL ALLOCATION FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund seeks to provide high total investment return through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. Total investment return means the combination of capital appreciation and investment income.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 71% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The Fund’s portfolio is built around a long-term strategic allocation which allocates the Fund’s investments to large cap stocks, small and mid-cap stocks, international securities (including emerging markets), and bonds. The Fund will normally be invested in 80% equity securities (including common stock and ETFs) and 20% fixed income securities (including corporate debt and ETFs). The fixed-income securities may be of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Effective upon the sixty-first day following the date of this prospectus, or on April 29, 2016, the Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics). In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company’s headquarters, the location of the company’s assets or the locations from which the company derives a substantial portion of its revenue.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	March 31, 2012	8.63%
Worst Quarter –	September 30, 2011	-16.39%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -0.74%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.74%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.39%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
RiverFront Global Allocation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMGAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.80%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[9]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.52%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 696
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,059
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,446
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,525
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	696
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,059
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,446
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,525
2011	rr_AnnualReturn2011	(7.36%)
2012	rr_AnnualReturn2012	12.34%
2013	rr_AnnualReturn2013	19.70%
2014	rr_AnnualReturn2014	1.69%
2015	rr_AnnualReturn2015	(0.74%)
1 Year	rr_AverageAnnualReturnYear01	(6.18%)
5 Years	rr_AverageAnnualReturnYear05	3.51%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Global Allocation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMGCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[9]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.27%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 330
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	767
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,330
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,860
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	230
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	767
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,330
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,860
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Global Allocation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMGIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.33%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.28%)	[9]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	462
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	818
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,819
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	462
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	818
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,819
1 Year	rr_AverageAnnualReturnYear01	(0.46%)
5 Years	rr_AverageAnnualReturnYear05	4.95%
Since Inception	rr_AverageAnnualReturnSinceInception	6.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Global Allocation Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.73%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Global Allocation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.43%)
5 Years	rr_AverageAnnualReturnYear05	2.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Global Allocation Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Global Allocation Fund | 80% MSCI ACWI and 20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.63%)
5 Years	rr_AverageAnnualReturnYear05	5.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT DYNAMIC EQUITY INCOME FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term growth and income through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 75% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	75.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, while managing risk through a combination of capital appreciation and rising dividend payments that exceeds the average yield on global stocks generally. To achieve these objectives the Fund will typically have a substantial allocation to dividend paying stocks; therefore, investors in this Fund should be able to assume a certain degree of portfolio volatility. Under normal conditions, the portfolio is expected to have between 50% and 90% of its assets invested in a diversified basket of dividend paying stocks, with the balance of the Fund (typically 10-50%) invested in various other income-paying securities, including corporate debt. The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	December 31, 2011	8.49%
Worst Quarter –	September 30, 2011	-13.71%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -0.29%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.29%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.71%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
RiverFront Dynamic Equity Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLGAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.50%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 694
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,038
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,404
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,430
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	694
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,038
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,404
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,430
2011	rr_AnnualReturn2011	(2.45%)
2012	rr_AnnualReturn2012	10.34%
2013	rr_AnnualReturn2013	18.21%
2014	rr_AnnualReturn2014	2.95%
2015	rr_AnnualReturn2015	(0.29%)
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
5 Years	rr_AverageAnnualReturnYear05	4.29%
Since Inception	rr_AverageAnnualReturnSinceInception	5.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLGCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 328
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	744
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,287
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,767
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	228
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	744
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,287
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,767
1 Year	rr_AverageAnnualReturnYear01	(1.97%)
5 Years	rr_AverageAnnualReturnYear05	4.68%
Since Inception	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLIIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[10]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 127
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	439
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	773
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,716
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	127
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	439
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	773
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,716
1 Year	rr_AverageAnnualReturnYear01	0.05%
5 Years	rr_AverageAnnualReturnYear05	5.75%
Since Inception	rr_AverageAnnualReturnSinceInception	7.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.81%)
5 Years	rr_AverageAnnualReturnYear05	3.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
5 Years	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund | MSCI ACWI (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	7.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Dynamic Equity Income Fund | 70% MSCI ACWI and 30% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
5 Years	rr_AverageAnnualReturnYear05	5.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT MODERATE GROWTH & INCOME FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock

The Fund has two primary investment objectives. It seeks(1) to provide a level of current income that exceeds the average yield on U.S. stocks in general while providing a growing stream of income over the years and (2) growth of capital.

Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 110% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	110.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors seeking current income and the potential for their income level to grow over time. Under normal conditions, the Fund is expected to invest between 30% and 70% of its assets in a globally diversified portfolio of equity securities with a significant allocation to dividend paying stocks, and the balance of the Fund (typically 30-70%) is expected to be invested in various other income-paying securities, including corporate debt.

The amount allocated to equities and the allocation across the various global equity markets will be determined by RiverFront’s assessment of the growth opportunities in these markets, with the relative attractiveness of the market from a valuation perspective being a primary determinant of growth potential. The Fund may invest in international securities (including emerging markets). The fixed-income securities may be of any quality or duration. The Fund may also invest significantly in exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. Investors in this portfolio should assume a certain degree of portfolio volatility.

The Fund applies generally accepted investment theories, is diversified so as to minimize the risk of large losses and that is designed to provide long-term appreciation and capital preservation through a mix of equity and fixed income exposures consistent with a target level of risk appropriate for investors and/or participants of certain retirement plans as a whole.

The Fund is designed so that it can qualify as a qualified default investment alternative (“QDIA”) within the meaning of the regulations promulgated by the U.S. Department of Labor for accounts held by retirement plans subject to ERISA. Your retirement plan fiduciary, and not the Fund or its investment advisor, is responsible for determining whether the Fund qualifies as a QDIA.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	December 31, 2011	6.36%
Worst Quarter –	September 30, 2011	-9.13%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -0.40%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.13%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
RiverFront Moderate Growth & Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMIAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.46%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 690
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,016
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,364
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,342
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	690
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,016
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,364
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,342
2011	rr_AnnualReturn2011	0.47%
2012	rr_AnnualReturn2012	8.44%
2013	rr_AnnualReturn2013	13.61%
2014	rr_AnnualReturn2014	4.00%
2015	rr_AnnualReturn2015	(0.40%)
1 Year	rr_AverageAnnualReturnYear01	(5.92%)
5 Years	rr_AverageAnnualReturnYear05	3.92%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMICX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.21%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 324
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	722
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,246
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,681
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	224
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	722
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,246
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,681
1 Year	rr_AverageAnnualReturnYear01	(2.09%)
5 Years	rr_AverageAnnualReturnYear05	4.31%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RMIIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.20%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[11]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.21%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 123
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	416
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	730
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,620
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	416
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	730
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,620
1 Year	rr_AverageAnnualReturnYear01	(0.15%)
5 Years	rr_AverageAnnualReturnYear05	5.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.03%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.96%)
5 Years	rr_AverageAnnualReturnYear05	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	14.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Moderate Growth & Income Fund | 50% S&P 500® and 50% Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	8.02%
Since Inception	rr_AverageAnnualReturnSinceInception	8.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 02, 2010
RiverFront Conservative Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT CONSERVATIVE INCOME BUILDER FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and potential for that income to grow over time.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 186% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	186.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed for investors seeking current income and the potential for their income level to grow over time, primarily through investments in fixed-income securities supplemented by dividend-paying stocks. Under normal conditions, the Fund’s portfolio is expected to have between 50% and 90% of its assets invested in various fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 10-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities (including emerging markets). The fixed-income securities may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The Fund may also invest significantly in exchange-traded funds (ETFs). The Fund’s portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform poorly in relation to other asset classes or in relation to the equity markets in general from time to time or for extended periods of time.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.

Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Micro-, Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in micro-capitalization, small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are speculative, less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	December 31, 2013	3.80%
Worst Quarter –	September 30, 2015	-3.90%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -0.38%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.38%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.90%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
RiverFront Conservative Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCABX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[12]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.43%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 688
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,158
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,653
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,009
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	688
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,158
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,653
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,009
2013	rr_AnnualReturn2013	9.04%
2014	rr_AnnualReturn2014	2.01%
2015	rr_AnnualReturn2015	(0.38%)
1 Year	rr_AverageAnnualReturnYear01	(5.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCCBX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	1.21%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.09%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[12]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.18%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 321
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	868
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,540
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,334
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	221
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	868
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,540
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,334
1 Year	rr_AverageAnnualReturnYear01	(2.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RCIBX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.95%
Other Expenses	rr_OtherExpensesOverAssets	0.95%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.90%)	[12]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.18%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 120
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	565
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,035
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,336
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	120
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	565
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,035
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,336
1 Year	rr_AverageAnnualReturnYear01	(0.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | 30% S&P 500® and 70% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
ALPS/Kotak India Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION ALPS | KOTAK INDIA GROWTH FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s Statement of Additional Information

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

To achieve its objective, the Fund will invest at least 80% of its net assets in equity and equity-linked securities of “Indian companies.” Indian companies are those that:

• are organized under the laws of, or maintain their principal place of business in, or for which the principal trading market for their securities is in India;

• derive 50% or more of their total revenue or profit from either goods or services produced or sales made in India; or

• have 50% or more of their assets in India.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities. The Fund intends to invest in companies of all capitalization sizes. The Fund intends to invest in the equity securities of Indian companies by investing in shares of a wholly owned, collective investment vehicle (the “Portfolio”), registered with and regulated by the Mauritius Financial Services Commission. The Portfolio shall invest in securities of a wide selection of Indian companies, consistent with the Fund’s investment strategies. Investment by the Portfolio is a tax efficient method of investing in Indian companies. The Portfolio will seek to establish residency in Mauritius to be eligible to receive beneficial tax treatment under the double taxation avoidance agreement entered into between Mauritius and India (the “Treaty”).

To the extent the Fund invests through the Portfolio, an investment in the Fund is an indirect investment in the Portfolio. Unless the context indicates otherwise, descriptions in this Prospectus of securities and transactions, and their associated investment risks and restrictions, refer to and apply with respect to investments made by the Portfolio.

The Fund will invest directly and/or indirectly in equity and equity-linked securities of Indian companies that, in the opinion of the Sub-Adviser have one or more of the following characteristics for growth, such as, but not exclusively limited to Indian companies:

• that are sector leaders and enjoy leadership in their respective segments;

• that are strong asset plays;

• that are expected to witness operational and financial improvement due to positive swing in their business cycles;

• that are expected to sustain high growth due to their ability to create new markets, develop nascent business segments and operate successfully in niche segments with scale-up potential;

• that are expected to create and deliver long-term value due to innovation and IPR development; and

• display the potential for value unlocking in the medium- to long-term due to strategic sale, change in management, deregulation, economic legislation and reform.

The Fund will normally invest at least 80% of its net assets directly or indirectly in equity and equity-linked securities of Indian companies. Because the financials sector (including the banking and insurance industries) represents a significant portion of the total capitalization of the Indian market, the Fund’s investments may be concentrated in the financials sector.

The Sub-Adviser will implement an active Fund management strategy, employing both “top-down” and “bottom-up” research styles combined with macro and economic analysis. As a “top down” investor, the Sub-Adviser focuses primarily on broad investment contours like sectoral and sub-sectoral composition. The Sub-Adviser’s investment team examines the Indian and global economy to identify potential investment opportunities across industries. As a “bottom-up” investor focusing primarily on individual securities, the Sub-Adviser looks for companies whose current valuations, in the Sub-Adviser’s opinion, does not reflect future growth prospects. The Sub-Adviser chooses companies that have identifiable drivers of future earnings growth and present, in the Sub-Adviser’s opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. The Sub-Adviser’s philosophy includes favoring companies that have competitive advantages through leading-edge products, intellectual property, product positioning, unique market niches, brand identity, solid management teams, strong balance sheets, above average or rising margins and strong returns on capital invested in the business. In choosing equity investments, the Sub-Adviser also considers such factors as the financial strength of the company, the expertise of management, the growth potential of the company within the industry, and the growth potential of the industry itself.

The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets directly or indirectly in equity and equity-linked securities of Indian companies, may not be changed without a written notification to shareholders at least sixty (60) days prior to any change in such policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Micro-, Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in micro-capitalization, small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Geographic Risk. A focus on investments in issuers located in India will subject the Fund, to a greater extent, than if investments were less focused, to the risks of adverse securities markets, exchange rates and social, political, regulatory, economic or environmental events and natural disasters which may occur in India. The economy, industries, and securities and currency markets of India may be adversely affected by protectionist trade policies, slow economic activity worldwide, dependence on exports and international trade, competition from Asia’s other low-cost emerging economies, political and social instability, regional and global conflicts, terrorism and war, including actions that are contrary to the interests of the U.S.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Indian Financials Sector Risk The Indian financials industry is subject to extensive governmental control, protection and regulation, which may adversely affect the scope of financials industry firm activities, the prices they can charge and the amount of capital they must maintain. Policies and regulations implemented by the Reserve Bank of India, which serves as the country’s central bank, may also have an adverse impact on Indian financial institutions. The Indian financials industry is exposed to risks that may impact the value of investments in the financials industry more severely than investments outside this sector, including operating with substantial financial leverage. The Indian financials industry may also be adversely affected by increases in interest rates and loan losses, decreases in the availability of money or asset valuations and adverse conditions in other related markets. India poses additional unique risks with respect to the financials industry, such as the fact that only a small portion of the population holds insurance.

India Market Risks. Investments in India can be considered speculative, and therefore may offer higher potential for losses. Political and economic structures in India generally lack the social, political and economic stability of more developed nations. Share prices of Indian companies tend to be volatile, can be subject to currency exchange fluctuations and can lack liquidity. The stock markets in India are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations The risk of loss may be increased because Indian issuers are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in the United States. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets. Because the Fund concentrates in a single region of the world, the Fund’s performance may be more volatile than that of a fund that invests globally. If Indian securities fall out of favor, it may cause the Fund to underperform funds that do not concentrate in a single region of the world.

The political, economic and social structures of many developing countries, including India, may be less stable and more volatile than those in the U.S. investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries, securities and currency markets, and the value of the Fund’s investments, in non-U.S. countries.

Investment into India from Mauritius. The Fund intends to invest into the Portfolio. The Portfolio, which shall invest in the securities of Indian companies, is an entity formed in the Republic of Mauritius which has elected to be treated as a disregarded entity for U.S. federal income tax purposes. A disregarded entity is a separate legal entity that is treated as part of its owner for U.S. federal income tax purposes.

The taxation of the Portfolio in India shall be governed by the provisions of the India Income Tax Act, 1961 (“Act”), read with the provisions of the Treaty. As per Section 90(2) of the Act, the provisions of the Act would apply only to the extent they are more beneficial than the provisions of the Treaty, Circular No. 789 dated April 13, 2000 issued by the Central Board of Direct Taxes, India states that a certificate of residence is issued by the Mauritian Authorities, shall constitute sufficient evidence for accepting the status of residence as well as beneficial ownership for applying the Treaty. Further, as per Section 90 of the Act, in order to avail the benefit of the Treaty, a person is required to obtain and provide a tax residence certificate issued by the Mauritius Revenue Authority along with prescribed information.

While the Portfolio currently holds a tax residency certificate in Mauritius and is expected to renew it on an annual basis, there is no guarantee that such renewal would be granted by the Mauritius Revenue Authority. In case the Portfolio is found not to be tax resident in Mauritius, the Portfolio may no longer be eligible for the benefits under certain provisions of the Treaty which consequently may have an adverse impact on the taxability of the Portfolio and the returns to the investors.

Tax Residence in India : The Finance Act, 2015 has amended the Act to provide that a company shall be a tax resident in India in a given financial year if: (i) it is incorporated in India; or (ii) its ‘place of effective management’ (“POEM”) in that year is in India. POEM is defined to mean a place where key management and commercial decisions that are necessary for the conduct of the business of an entity as a whole are, in substance made. The Central Board of Direct Taxes has issued draft guidelines for determination of PEOM of a company on 23 December 2015. In case a foreign company is treated to have its POEM in India, there is a risk of it being treated as a tax resident of India in which case its worldwide income could be taxed in India.

Indirect Transfer of Indian Assets.

The Act levies capital gains tax on income arising from the transfer or redemption of shares/ interest in a company/ entity organized outside India which derives, directly or indirectly, its value substantially from the assets located in India. The transferor in this case is required to withhold taxes and pay the same to the Government of India. Pursuant to the said provision, there is a possibility that Indian tax authorities may seek to tax the transfer or redemption of shares in the Portfolio, notwithstanding that there is no transfer taking place in India, on the basis that the shares of the Portfolio derive substantial value from India.

Therefore, it is possible that the income arising from the transfer or redemption of the shares of the Portfolio or the Fund may be taxable in India in the hands of a transferor, where the value of such shares is substantially derived, directly or indirectly, from assets located in India and such transferor is located in a jurisdiction with which India does not have a more beneficial double taxation avoidance treaty.

General Anti Avoidance Rule (“GAAR”). The GAAR-related provisions of the Act are expected to come into effect April 1, 2017. Please refer to the SAI for an overview of the provisions of the GAAR.

As per GAAR, in the event a transaction/ arrangement is determined as being an ‘impermissible avoidance arrangement’, the tax authorities may deny tax benefits even if conferred under a tax treaty. Consequently, the application of GAAR could have an adverse impact on the taxability of the Fund and the returns to the Investors.

Minimum Alternative Tax. As per the Act, if the tax payable by any company (including a foreign company) is less than 18.5% of its book profits, it will be required to pay Minimum Alternate Tax (“MAT”) which will be deemed to be 18.5% (subject to currently applicable surcharge on foreign companies being of 2% where total income of such foreign company does not exceed INR 100,000,000, or 5% in other cases (hereinafter referred to as “Surcharge”), on tax payable and education cess and secondary higher education cess aggregating to 3% (hereinafter referred to as “Education Cess”) on tax payable and surcharge thereon) of such book profits. Long-term capital gains on the sale of listed securities are included in the definition of “book profits” for the purposes of calculating MAT.

In respect of the income accruing to the Portfolio prior to 1 April 2015 from its investments in Indian securities, the Portfolio may be subject to levy of MAT if the Portfolio is held to have Permanent Establishment in India. However, MAT should not be applicable to the income accruing to the Portfolio after 1 April 2015.

Mauritius Portfolio Risk. By investing in the Portfolio, the Fund is indirectly exposed to the risks associated with the Portfolio’s investments. The Portfolio is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act.

In addition, changes in the laws of the United States, India and/or Mauritius, could result in the inability of the Fund and/or the Portfolio to operate as described in this Prospectus and the statement of additional information and could adversely affect the Fund. The investments held by the Portfolio generally are similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	March 31, 2012	24.09%
Worst Quarter –	June 30, 2012	-6.90%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -3.39%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(3.39%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.90%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/Kotak India Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.86%
Other Expenses	rr_OtherExpensesOverAssets	2.01%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)	[14]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.00%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 742
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,435
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,149
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,026
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	742
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,435
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,149
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 4,026
2012	rr_AnnualReturn2012	37.45%
2013	rr_AnnualReturn2013	(5.07%)
2014	rr_AnnualReturn2014	47.61%
2015	rr_AnnualReturn2015	(3.39%)
1 Year	rr_AverageAnnualReturnYear01	(8.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INFCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.86%
Other Expenses	rr_OtherExpensesOverAssets	2.11%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.11%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.51%)	[14]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.60%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 363
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,112
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,976
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,202
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	263
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,112
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,976
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 4,202
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INDIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.85%
Other Expenses	rr_OtherExpensesOverAssets	1.85%	[13]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[14]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.60%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 163
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	816
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,493
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,302
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	163
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	816
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,493
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,302
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | CNX 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Kotak India Growth Fund | MSCI India Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 14, 2011
ALPS/Alerian MLP Infrastructure Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPS/ALERIAN MLP INFRASTRUCTURE INDEX FUND (the “FUND”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian MLP Infrastructure Index (the “Index”).
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and in “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 52% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	52.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Expenses are restated to reflect current fees.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Index is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of the United States energy infrastructure Master Limited Partnership (“MLP”) asset class. The Index was developed by Alerian, a leading provider of objective MLP benchmarks, data and analytics. The Index is comprised of energy infrastructure MLPs that earn a majority of their cash flow from the pipeline transportation, gathering, processing, and storage of energy commodities. As of December 31, 2015, the U.S. dollar-denominated market capitalizations of the Index Components ranged from approximately $1.2 billion to approximately $50 billion.

The Fund will normally invest at least 90% of its total net assets in securities that comprise the Index (or depositary receipts based on such securities). Under normal conditions, the Fund generally will invest in all of the securities that comprise the Index in proportion to their weightings in the Index; however, under various circumstances, it may not be possible or practicable to purchase all of the securities in the Index in those weightings. In those circumstances, the Fund may purchase a sample of the securities in the Index or utilize various combinations of other available investment techniques in seeking performance which corresponds to the performance of the Index.

MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation.

To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

Risk, Heading	rr_RiskHeading	Principal Risks of the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Tax Risk. The Fund is taxed as a regular corporation (or so-called subchapter “C” corporation) for federal income tax purposes, and will be subject to tax on its taxable income at rates applicable to corporations. This differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. As a result, the Fund will be obligated to pay applicable federal and state corporate income taxes on its taxable income as opposed to most other investment companies which are not so obligated. As discussed below, the Fund expects that a portion of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes currently paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Deferred Tax Liability. Cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax-deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in such Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of such MLP equity securities. For financial statement purposes, the Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which may not be provided on a timely basis, to estimate the Fund’s deferred tax liability for purposes of financial statement reporting and determining its net asset value (“NAV”). From time to time, ALPS Advisors, Inc. (the “Adviser”) will modify the estimates or assumptions regarding the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the highest federal income tax rate applicable to corporations (currently 35%) and an assumed rate attributable to state or local taxes. The daily estimate of the Fund’s deferred tax liability may vary substantially from the Fund’s actual tax liability. Modifications of estimates or assumptions, changes in generally accepted accounting principles or changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

Potential Substantial After-Tax Tracking Error from Index Performance. As discussed above, the Fund will be subject to taxation on its taxable income. The NAV of Fund Shares will also be reduced by the accrual of any deferred tax liabilities. The Index, however, is calculated without any deductions for taxes. As a result, the Fund’s after tax performance could differ significantly from the Index even if the pretax performance of the Fund and the performance of the Index are closely correlated.

Returns of Capital Distributions From the Fund Reduce the Tax Basis of Fund Shares. A portion of the Fund’s distributions are expected to be treated as a return of capital for U.S. federal income tax purposes. Returns of capital distribution are not taxable income to you but reduce your tax basis in your Fund Shares. Such a reduction in tax basis will result in larger taxable gains and/or lower tax losses on a subsequent sale of Fund Shares.

Shareholders who periodically receive the payment of dividends or other distributions consisting of a return of capital may be under the impression that they are receiving net profits from the Fund when, in fact, they are not. Shareholders should not assume that the source of the distributions is from the net profits of the Fund.

Concentration Risk – Infrastructure-Related Companies. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting infrastructure-related companies may have a significant impact on the Fund’s performance. In particular, infrastructure-related companies can be affected by general or local economic conditions and political developments, changes in regulations, environmental problems, casualty losses, and changes in interest rates.

Energy and Infrastructure Industry MLP Risk. Energy infrastructure companies are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include, but are not limited to: risks associated with sustained declines in demand for crude oil, natural gas and refined petroleum products, construction risk, acquisition risk, changes in the regulatory environment or other regulatory exposure, weather risk, risks associated with terrorist activity and interest rate risk.

Energy Sector Risk. The Fund invests primarily in energy infrastructure companies. Energy infrastructure companies are subject to risks specific to the industry they serve including, but not limited to, the following:

• reduced volumes of natural gas or other energy commodities available for transporting, processing or storing;

• new construction risks and acquisition risk which can limit growth potential;

• a sustained reduced demand for crude oil, natural gas and refined petroleum products resulting from a recession or an increase in market price or higher taxes;

• changes in the regulatory environment;

• extreme weather;

• rising interest rates which could result in a higher cost of capital and drive investors into other investment opportunities; and

• threats of attack by terrorists.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, as described in more detail in the Prospectus. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

MLP Tax Risk. MLPs are treated as partnerships for U.S. federal income tax purposes and do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction in the value of your investment in the Fund and reduced distributions.

Equity Securities Risk. MLP common units and other equity securities may be effected by macro-economic and other factors affecting the stock market in general, including without limitation, expectations of interest rates, investor sentiment towards the natural resources sector, changes in an issuer’s financial condition, and poor performance of a particular issuer.

Liquidity and Valuation Risk. Although common units of MLPs trade on the NYSE, the NASDAQ, and American Stock Exchange (“AMEX”), certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the Adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Replication Management Risk. Unlike many investment companies, the Fund is not “actively” managed. Therefore, it may not necessarily sell a security solely because the security’s issuer is in financial difficulty unless that security is removed from the Index.

Non-Correlation Risk. In addition to the risk of tracking error due to the effect of taxes, the Fund’s return may not match the return of the Index for other reasons. For example, the Fund incurs a number of operating expenses not applicable to the Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	March 31, 2013	12.17%
Worst Quarter –	September 30, 2015	-22.18%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -31.28%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(31.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/Alerian MLP Infrastructure Index Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALERX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Deferred Income Tax Expense	fitrust_SubsidiaryExpenses	0.00%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.78%	[16]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[17]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.25%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 670
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,031
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,414
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,486
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	670
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,031
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,414
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,486
2013	rr_AnnualReturn2013	17.21%
2014	rr_AnnualReturn2014	4.41%
2015	rr_AnnualReturn2015	(31.28%)
1 Year	rr_AverageAnnualReturnYear01	(35.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
ALPS/Alerian MLP Infrastructure Index Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALRCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Deferred Income Tax Expense	fitrust_SubsidiaryExpenses	0.00%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[16]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[17]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 288
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	692
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,222
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,672
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	692
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,222
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,672
1 Year	rr_AverageAnnualReturnYear01	(31.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
ALPS/Alerian MLP Infrastructure Index Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ALRIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.68%
Deferred Income Tax Expense	fitrust_SubsidiaryExpenses	0.00%	[15]
Other Expenses	rr_OtherExpensesOverAssets	0.68%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[16]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[17]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.85%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 87
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	385
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	704
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,610
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	385
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	704
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,610
1 Year	rr_AverageAnnualReturnYear01	(31.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
ALPS/Alerian MLP Infrastructure Index Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(35.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
ALPS/Alerian MLP Infrastructure Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
ALPS/Alerian MLP Infrastructure Index Fund | Alerian MLP Infrastructure Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(31.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2012
ALPS/Westport Resources Hedged High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPS/WESTPORT RESOURCES HEDGED HIGH INCOME FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The primary investment objective of the Fund is to seek to provide high current income.
Secondary objectives	rr_ObjectiveSecondaryTextBlock	The Fund’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and in “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	91.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund will seek to achieve its investment objective by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income related securities, using a combination of long-short, long-only and hedging strategies.

Fixed income securities in which the Fund will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase. These include, among others, corporate bonds and bank loans, as well as asset-backed securities and mortgage-backed securities. The Fund may also invest in derivative instruments, including options, financial futures, options on futures and swaps, that seek to provide the same or similar economic impact as a physical investment in the above securities. The below-investment grade fixed income securities in which the Fund may invest are commonly referred to as “high-yield” or “junk” securities, and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. It is expected that the Fund will keep its average duration equal to or below 3 years. Hedging strategies are used by the Fund in an attempt to mitigate risk, by hedging against changes in the price of other securities held by the Fund, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivatives may also be used for currency and interest rate hedging purposes.

The Fund is managed by ALPS Advisors, Inc. (“ALPS Advisors”) and Westport Resources Management, Inc. (“Westport Resources”), who serve as co-investment advisers to the Fund (collectively, the “Co-Advisers”). ALPS Advisors provides certain portfolio support services and compliance monitoring for the Fund, including assuming a portion of the responsibility for monitoring the services provided by the sub-advisers. Westport Resources manages the Fund’s investment program and selects, subject to the approval of the Fund’s Board of Trustees, sub-advisers to the Fund.

As part of its investment strategy, the Fund will employ a multi-manager approach. Below is a description of the investment sub-strategies that may be used. The Fund may use a variation of these sub-strategies or another strategy offered by the sub-advisers.

Senior Loan Floating Rate Strategy

The senior loan floating rate strategy concentrates on liquid investment opportunities in senior-secured and second-lien loans and bonds.

Short Duration High Yield Strategy

The short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility. The portfolio managers seek to identify short-maturity high yield bonds in smaller, less-followed companies, hedged with the ETF of the Russell 2000® Index.

Relative Value Long/Short Debt Strategy

The relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities.

Westport Resources may change the allocation of the Fund’s assets among the available sub-advisers or investment options. In addition to investments executed by the sub-advisers, Westport Resources may invest the Fund’s assets directly in the same manner as any sub-adviser in pursuit of the Fund’s investment objective.

The Fund and the Co-Advisers have requested that the Securities and Exchange Commission grant an order that allows Westport Resources to hire a new sub-adviser or sub-advisers, subject to supervision and approval of the Board of Trustees, but without shareholder approval (the “Exemptive Order”). Until that Exemptive Order is granted, shareholder approval is required if Westport Resources hires a new sub-adviser. Pursuant to the Exemptive Order, Westport Resources will furnish shareholders of the Fund with information regarding a new sub-adviser within 90 days of the hiring of the new sub-adviser. However, there is no guarantee that such an order will be issued.

As of the date of this Prospectus, Westport Resources and the Fund have entered into agreements with the following sub-advisers with respect to the Fund:

Senior Loan Floating Rate Strategy

Sound Point Capital Management, L.P. (“Sound Point”)

Short Duration High Yield Strategy

Concise Capital Management, LP (“Concise”)

Relative Value Long/Short Debt Strategy

Amundi Smith Breeden LLC (“Amundi Smith Breeden”)

Risk, Heading	rr_RiskHeading	Principal Risks of the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risks and conversion value-related equity risk.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Credit Default Swap Risk. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. The use of CDS involves investment techniques and risks different from those associated with ordinary portfolio security transactions, such as potentially heightened counterparty, concentration and exposure risks.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

Derivatives Risk. The use of futures, options, repurchase agreements and other derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and include leverage, volatility, liquidity, credit and tracking risks. Long options positions may expire worthless.

ETF Investment Risk. Exchange-Traded Funds (“ETFs”) are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

High Yield or Junk Bond Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs and closed-end funds, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees.

Leverage Risk. The use of leverage by the Fund, such as borrowing money to purchase securities or the use of options, will cause the Fund to incur additional expenses and magnify the Fund’s gains or losses.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Mortgage-Backed and Asset-Backed Risk. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. Mortgage-backed securities are susceptible maturity risk because issuers of securities are able to prepay principal due on these securities, particularly during periods of declining interest rates.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Small and Medium Company Credit Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization company debt issues, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Repurchase Agreement Risk. The Fund may enter into repurchase agreements in which it purchases a security (known as the “underlying security”) from a securities dealer or bank. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying security and losses in the event of a decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement.

Short Sales Risk. The Fund may engage in short sales, which are subject to special risks. A short sale involves the sale by the Fund of a security or instrument that it does not own with the hope of purchasing the same security or instrument at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement.

Managed Portfolio Risk. Westport Resources’ or a Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Pricing Risk. If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Portfolio Turnover Risk. The strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Futures Contracts Risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Options Risk. The price of the options, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and ETFs, or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over the-counter options expose the Fund to counterparty risk.

Corporate Debt Risk. Corporate debt securities are taxable debt obligations issued by corporations, are subject to the risk of the issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to factors such as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. The market value of a debt security generally reacts inversely to interest rate changes. When prevailing interest rates decline, the price of the debt obligation usually rises, and when prevailing interest rates rise, the price usually declines.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	June 30, 2014	2.02%
Worst Quarter –	December 31, 2015	-2.10%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -2.36%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(2.36%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.02%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.10%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/Westport Resources Hedged High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.34%
Other Expenses	rr_OtherExpensesOverAssets	1.49%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[19]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.39%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 779
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,439
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	2,121
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,924
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	779
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,439
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	2,121
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,924
2014	rr_AnnualReturn2014	0.70%
2015	rr_AnnualReturn2015	(2.36%)
1 Year	rr_AverageAnnualReturnYear01	(7.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
ALPS/Westport Resources Hedged High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees	rr_ManagementFeesOverAssets	1.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.34%
Other Expenses	rr_OtherExpensesOverAssets	1.59%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.04%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.05%)	[19]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.99%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 402
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,134
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,981
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	4,171
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	302
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,134
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,981
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 4,171
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.49%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
ALPS/Westport Resources Hedged High Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INCIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	1.70%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.37%
Other Expenses	rr_OtherExpensesOverAssets	1.37%	[18]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.08%)	[19]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.99%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 202
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	846
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,516
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,303
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	846
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,516
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,303
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.47%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
ALPS/Westport Resources Hedged High Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
ALPS/Westport Resources Hedged High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.66%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
ALPS/Westport Resources Hedged High Income Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2013
ALPS/Sterling ETF Tactical Rotation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	ALPS/STERLING ETF TACTICAL ROTATION FUND (THE “FUND”) SUMMARY SECTION
Investment objective:	rr_ObjectiveHeading	Investment Objective
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Sterling Tactical Rotation Index (the “Index”).
Fees and expenses of the fund:	rr_ExpenseHeading	Fees and Expenses of the Fund
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and in “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended October 31, 2015, the Fund’s turnover rate was 465% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	465.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2017. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Although the Fund is not an exchange-traded fund (ETF), it will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in ETFs, using the rotation strategy employed for the Sterling Tactical Rotation Index (the “Index”). The rotation strategy employed for the Index seeks to provide absolute returns during all market cycles or conditions by employing an equally weighted strategic rotation model, allocating among ETFs with broad exposure in each of the Index’s six potential asset classes. These include the commodity, real estate investment trust (REIT), bond, international equity (including emerging markets), domestic equity and cash asset classes. While the Fund seeks investment results that correspond (before fees and expenses) generally to the performance of the Index, the Fund does not necessarily purchase all of the ETFs in the Index. Rather, the Fund purchases various combinations of one or more ETFs comparable to those in the Index in seeking performance which corresponds to that of the Index.

This Index is normally comprised only of ETFs. ETFs for purposes of the Fund’s investment strategies typically include both exchange-traded investment companies registered under the both the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”), as well as exchange-traded trusts which invest in commodities that are only registered under the 1933 Act. Each month, the Fund’s assets are allocated to ETFs in the top two asset classes included in the Index on a 50% - 50% basis. In bullish or rising markets, the Sub-Adviser’s rotation strategy allocates the Fund’s assets between asset classes based on the strength of their sectors. The strategy employed for the Fund uses a multiple data point relative strength formula to decide which two asset classes are experiencing the most strength on a monthly basis. The Fund is then over weighted to the two sectors that are experiencing the most strength. In volatile or declining markets, the Fund may be allocated to ETFs in the cash asset class.

The Fund may be allocated to ETFs in the cash asset class in an attempt to mitigate market volatility and reduce downside risk. Shares of ETFs that may be held by the Fund in the cash asset class include ETFs that primarily invest in fixed-income securities and have an average portfolio duration of one year or less. The Fund has the ability to allocate 100% to ETFs in the cash asset class during broad market declines.

The Index is reallocated on a monthly basis. The Fund will purchase various combinations of one or more ETFs in each of the Index’s six potential asset classes, in accordance with the rotation strategy employed for the Index, in an attempt to approximate the performance of the Index. The ETFs purchased by the Fund are expected to be comparable to, but not necessarily the same as, those in the Index. The Fund will invest in no fewer than one ETF for each asset class represented in the Index, but has the ability, if deemed appropriate, to use a combination of ETFs to achieve its investment objective. The Fund expects to, under normal conditions, invest in 2 to 10 ETFs per asset class, although the Fund may utilize a higher or lower number of ETFs to the extent it deemed appropriate.

The Fund’s policy to invest, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in ETFs may not be changed without written notification to shareholders at least sixty (60) days prior to any change in such policy.

The Sterling Tactical Rotation Index (STRR) is published by NYSE Euronext, and is based on the Sub-Adviser’s proprietary strategy model.

Risk, Heading	rr_RiskHeading	Principal Risks of the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are described in the Fund’s statement of additional information) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund. Unless stated otherwise, the principal risks described below are generally applicable to the Fund indirectly through the ETFs in which the Fund invests.

Commodity Risk. The Fund’s investments in commodities may subject the Fund to significantly greater volatility than investments in traditional securities and involve substantial risks, including risk of a significant portion on their principal value. The commodities markets may fluctuate widely based on a variety of factors, including overall market movements, domestic and foreign political events, interest rate movements and investor expectations. These include changes in overall market movements, domestic and foreign political, economic, geographical or financial events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds and expectation among market participants that a commodity’s value will soon change. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

Risks of Investing in Commodity Investments. The physical commodities underlying the commodity investments from time to time may be heavily concentrated in a limited number of sectors, particularly agriculture, base/industrial metals, energy and precious metals. Concentration in a limited number of sectors may result in a greater degree of volatility. The value of the Fund’s investments in commodities is expected to rise or fall in response to changes in the underlying commodity or related index. Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leveraging may cause the Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so.

Risks of Investing in Commodity Swaps. The Fund may invest in swap agreements to seek to enable the Fund to hedge a position or to gain exposure to commodities or an index without investing in specific commodities or instruments. If a counterparty to a swap agreement becomes bankrupt or otherwise fails to perform its obligations under the swap due to financial difficulties, the Fund could suffer losses.

Risks of Investing in Commodity Futures and Options. The Fund’s participation in the options and futures markets could subject the Fund’s portfolio to certain risks. The Sub-Adviser’s expectations of movements in the direction of commodities prices may be inaccurate, and the adverse consequences to the Fund may leave the Fund in a worse position than if these strategies were not used.

Other risks inherent in the Fund’s use of futures and options (which may be options on securities or options on futures) include, for example, the possible less-than-full correlation between the price of options and futures contracts and movements in the prices of the investments being hedged, and the possible absence of a liquid secondary market for any particular instrument.

Risks of Investing in Commodity-Linked Notes. In addition to commodity risk and general derivatives risk, commodity-linked notes may be subject to additional special risks, such as risk of loss of interest and principal, lack of secondary market and risk of greater volatility, that do not affect traditional equity and debt securities. If payment of interest on a commodity-linked note is linked to the value of a particular commodity, commodity index or other economic variable, the Fund might not receive all (or a portion) of the interest due on its investment if there is a loss of value of the underlying investment.

Derivatives Risk. The use of commodity investments and other derivatives by the Fund, including futures, options, and repurchase agreements, involves risks that are different from, and in many cases greater than, the risk associated with investing in securities. A derivative will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more commodities, securities, currencies or indices. Even a small investment in derivative contracts can have a large impact on the Fund’s market, commodity, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing.

Counterparty Risk. A financial institution or other counterparty with whom the Fund does business, or that underwrites, distributes or guarantees any investments or contracts that the Fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the Fund or could delay the return or delivery of collateral or other assets to the Fund.

Short Sales Risk. The Fund may engage in short sales, which are subject to special risks. A short sale involves the sale by the Fund of a security or instrument that it does not own with the hope of purchasing the same security or instrument at a later date at a lower price. The Fund may also enter into a short derivative position through a futures contract or swap agreement.

Equity Risk. The values of equity securities, such as common stocks and preferred stock, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Equity securities generally have greater price volatility than fixed-income securities.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Small- to Mid-Capitalization Companies Risk. The Fund may invest in securities of companies with small- to mid-sized market capitalization. While the Adviser and the Sub-adviser believe these investments often provide significant potential for appreciation, those securities, particularly the securities of smaller-capitalization companies, can present higher risks than do investments in securities of larger companies. Prices of such securities can be more volatile than the securities of larger capitalization firms and can be more thinly traded.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

Preferred Stock Risk. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of fixed income securities held by the Fund may be lowered if an issuer’s financial condition changes. High yield or junk bonds are more susceptible to these risks than debt of higher quality issuers.

Interest Rate Risk. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Fund are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities with shorter durations. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed securities may experience greater losses than other fixed income securities with similar durations.

Prepayment and Extension Risk. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and a Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping a Fund’s assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the Fund’s share price and yield and could hurt Fund performance. Prepayments could also create capital gains tax liability in some instances.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees.

ETF Investment Risk. ETFs for purposes of the Fund’s investment strategies are either investment companies or trusts that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. ETFs which invest in commodities and that are only registered under the 1933 Act are not investment companies and their shareholders do not have the protections of the 1940 Act. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Replication Management Risk. Although the Fund is not required to hold all of the ETFs in the Index, it seeks to replicate the performance of the Index by using a tactical rotation strategy similar to that employed for the Index, and as a consequence, the Fund will not necessarily sell a security solely because the security’s issuer is in financial difficulty.

Tracking Risk. Securities or commodities in which the Fund invests will not be able to replicate exactly the performance of the Index because the return generated by the securities or commodities will be reduced by transaction costs incurred in adjusting the actual balance of the securities or commodities. In addition, securities or commodities in which the Fund invests may incur expenses not incurred by the Index, especially when rebalancing holdings to reflect changes in the composition of the Index.

Portfolio Turnover Risk. The rotation strategy used by the Fund may result in high portfolio turnover. A higher portfolio turnover will result in higher transactional costs and may result in higher taxes when Fund shares are held in a taxable account.

Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.

Conflicts of Interest Risk. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Fund’s distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to several ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is “non-diversified,” which means that it may own larger positions in a smaller number of securities than funds that are “diversified.” This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund’s net asset value and total return than a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class A Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	March 31, 2015	-0.88%
Worst Quarter –	June 30, 2015	-3.07%

The Fund’s Class A share year-to-date return as of December 31, 2015 was -7.15%.

After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(7.15%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	(0.88%)
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.07%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund.
ALPS/Sterling ETF Tactical Rotation Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETRAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.81%
Other Expenses	rr_OtherExpensesOverAssets	0.96%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[20]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.71%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 714
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,179
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,669
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,012
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	714
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	1,179
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,669
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,012
2015	rr_AnnualReturn2015	(7.15%)
1 Year	rr_AverageAnnualReturnYear01	(12.23%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS/Sterling ETF Tactical Rotation Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETRCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.78%
Other Expenses	rr_OtherExpensesOverAssets	1.03%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.89%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[20]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.31%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 334
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	840
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,471
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	3,168
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	234
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	840
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,471
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 3,168
1 Year	rr_AverageAnnualReturnYear01	(8.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS/Sterling ETF Tactical Rotation Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ETRIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Management fees	rr_ManagementFeesOverAssets	0.95%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.88%
Other Expenses	rr_OtherExpensesOverAssets	0.88%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)	[20]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.31%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 133
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	558
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	1,009
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,259
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	133
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	558
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	1,009
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,259
1 Year	rr_AverageAnnualReturnYear01	(6.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS/Sterling ETF Tactical Rotation Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS/Sterling ETF Tactical Rotation Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS/Sterling ETF Tactical Rotation Fund | Morningstar Global Allocation Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS/Sterling ETF Tactical Rotation Fund | Sterling Tactical Rotation TR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.79%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2014
ALPS | Metis Global Micro Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION ALPS | METIS GLOBAL MICRO CAP FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term growth of capital.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 184 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 91 of the Fund’s statement of additional information.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2018
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). For U.S. federal income tax purposes, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund was not in operation during the most recent fiscal year, no historical portfolio turnover information is available.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the Fund’s initial fiscal year.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the current term of the Fund’s Expense Agreement, which ends February 28, 2018. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Metis Global Partners, LLC (the “Sub-Adviser”), seeks to achieve the Fund’s investment objective by investing primarily in equity securities of micro-cap companies located both within and outside of the United States. The Fund’s investments outside of the United States may include securities of companies located in emerging or frontier markets. The Sub-Adviser expects to construct the Fund’s portfolio based on the Sub-Adviser’s global knowledge of fundamental data and market inefficiencies, and will seek to position the portfolio in what the Sub-Adviser believes are undervalued segments of the Fund’s investment universe.

In assembling the Fund’s investment universe, the Sub-Adviser typically screens fundamental and pricing data and applies liquidity algorithms in order to seek to maintain a consistent quality of data in the decision making process. Securities are typically analyzed using a valuation model that assesses companies based on multiple factors and assigns each security a score based on the difference between the current price and value. The Sub-Adviser’s optimization process is value driven and takes into account the individual stocks, industries, sectors and countries.

The Sub-Adviser regards “micro-cap” companies to be those with market capitalizations typically between $50 million and $750 million. Under normal conditions, the Fund will invest at least eighty percent (80%) of its net assets plus borrowings for investment purposes in micro-cap companies, while the Fund overall will generally invest in companies located in at least five different countries, with forty percent (40%) or more of the Fund’s assets invested in non-U.S. companies. In determining the country in which a particular company is located, the Sub-Adviser may consider factors such as the location of the company’s headquarters, the location of the company’s assets, or the locations from which the company derives a substantial portion of its revenue. The Fund defines emerging and frontier markets as those countries currently excluded from the MSCI World Index of developed markets. These companies are typically domiciled in the Asia-Pacific region, Eastern Europe, the Middle East, Central and South America, and Africa.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Micro-Cap Company Risk. The Fund expects to invest significantly in micro-capitalization stocks, which are often more volatile and less liquid than securities of larger companies. The frequency and volume of trading in securities of smaller companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller companies may be subject to greater and more abrupt price fluctuations. In addition, smaller companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. To the extent that the Fund invests in issuers located in emerging markets, the risk may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Style Investing Risk. To the extent a fund focuses on a particular style of stocks (such as, in the case of the Fund, value stocks), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value investing involves buying stocks that the Sub-Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.

Liquidity Risk. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

New Fund Risk. The Fund recently commenced operations and therefore has limited performance history for investors to evaluate.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund. Updated performance information will be available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet completed a full calendar year of operations.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
ALPS | Metis Global Micro Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	METAX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.15%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.66%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[22]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.10%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 751
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,183
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	751
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 1,183
ALPS | Metis Global Micro Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	METCX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.76%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[22]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	2.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 373
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	850
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	273
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 850
ALPS | Metis Global Micro Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	METIX
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a percentage of exchange price or amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Other Expenses	rr_OtherExpensesOverAssets	0.51%	[21]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[22]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.70%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 173
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	548
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	173
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 548
RiverFront Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT GLOBAL GROWTH FUND (THE “FUND”)
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The RiverFront Global Growth Fund (the "Fund") seeks to achieve long term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2017
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher. PORTFOLIO TURNOVER
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2015, the Fund’s portfolio turnover was 71% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	71.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Expenses are restated to reflect current fees.
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio is built around a strategic allocation which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), and other investments. The Fund will normally be fully invested in equity securities, including common stock and exchange-traded funds (“ETFs”). The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.

Effective upon the sixty-first day following the date of this prospectus, or on April 29, 2016, the Fund will also invest a significant portion of its total assets (at least 40% under normal market conditions) at the time of purchase in securities issued by companies that are organized or located outside the United States or doing a substantial amount of business outside the United States (or, in the case of an ETF, where a majority of the securities in which the ETF invests have the foregoing characteristics). In determining the country in which a particular company is located, the Fund may consider factors such as the location of the company’s headquarters, the location of the company’s assets or the locations from which the company derives a substantial portion of its revenue.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

Allocation Risk. The performance of the Fund relative to its benchmark will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.

Managed Portfolio Risk. The Sub-Adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.

Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.

Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid-capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.

Concentration Risk – Exchange Traded Funds. The Fund may invest in a limited number of ETFs which concentrate their investments (i.e., invest 25% or more of total assets) in a particular industry. To the extent the Fund invests in a limited number of ETFs that concentrate in a particular industry, it may be more susceptible to economic conditions and risks affecting that industry.

Conflicts of Interest Risks. The Fund is subject to certain potential conflicts of interest arising out of the activities of its service providers. For example, the Funds’ distributor, ALPS Portfolio Solutions Distributor, Inc., or its affiliates, currently provide distribution services to certain ETFs which could be purchased by the Fund. If this situation arises, the Adviser will waive a portion of the advisory fee equal to the portion of the fees attributable to the assets of the Fund invested in such ETFs.

High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.

Risk of Investing in Other Investment Companies. To the extent the Fund invests in other investment companies, such as ETFs, the Fund’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Fund expenses, including management fees; that is, there will be a layering of certain fees and expenses.

Non-U.S. Securities Risk. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Emerging Markets Risk. The Fund will invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Currency Risk. The value of the Fund’s investments may fall as a result of changes in exchange rates.

Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Income Generation Risk. The Fund may fail to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described below, which failure in turn could negatively impact the Fund’s ability to meet its stated investment objective.

Hedging Risk. Although derivative instruments may be used to offset or hedge against losses on an opposite position, such hedges can also potentially offset any gains on the opposite position. The Fund may also be exposed to the risk it may be required to segregate assets or enter into offsetting positions in connection with investments in derivatives, but such segregation will not limit the Fund’s exposure to loss. The Fund may also incur risk with respect to the segregated assets to the extent that, but for the applicable segregation requirement in connection with its investments in derivatives, the Fund would sell the segregated assets.

MLP Risk. Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Real Estate Investment Trust (“REIT”) Risk. Investing in REITs may subject the Fund to risks similar to those associated with the direct ownership of real estate, including losses from casualty or condemnation, changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes, and operating expenses in addition to terrorist attacks, war, or other acts that destroy real property.

May Lose Money	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's performance has varied over time. Performance prior to September 27, 2010 reflects that of Institutional Shares of RiverFront Long-Term Growth Fund, a series of Baird Funds, Inc., as a result of a prior reorganization of the Baird Funds - RiverFront Long-Term Growth Fund into the Fund, without the effect of any fee and expense limitations or waivers. If the Fund's Class L and Investor shares had been available during the periods shown, the performance shown may have been different.

The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. The table compares the Fund's average annual returns for the periods indicated to a broad-based securities market index. The index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund's past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	866.759.5679
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Return (for calendar years ended 12/31) Class L Shares
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter –	June 30, 2009	16.77%
Worst Quarter –	September 30, 2011	-19.26%

The Fund's Class L share year-to-date return as of December 31, 2015 was -0.57%.

After-tax returns are shown only for Class L shares, and the after-tax returns for Investor Class shares will vary. After-tax returns are calculated by using the highest historical individual federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts (i.e., retirement plans or Individual Retirement Accounts).

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.57%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter –
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter –
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.26%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2015)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
One Class of After-Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class L shares, and the after-tax returns for Investor Class shares will vary.
RiverFront Global Growth Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLTSX
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[23]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[24]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.54%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 157
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	535
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	937
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	2,062
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	157
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	535
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	937
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 2,062
1 Year	rr_AverageAnnualReturnYear01	(0.77%)
5 Years	rr_AverageAnnualReturnYear05	5.01%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RLTIX
Management fees	rr_ManagementFeesOverAssets	0.85%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	0.28%
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[23]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.52%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[24]
Total Annual Fund Operating Expenses after fee waiver/expense reimbursements	rr_NetExpensesOverAssets	1.29%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 131
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	458
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	807
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,791
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	131
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	458
Expense Example, No Redemption, 5 YEARS	rr_ExpenseExampleNoRedemptionYear05	807
Expense Example, No Redemption, 10 YEARS	rr_ExpenseExampleNoRedemptionYear10	$ 1,791
2009	rr_AnnualReturn2009	26.86%
2010	rr_AnnualReturn2010	12.87%
2011	rr_AnnualReturn2011	(9.52%)
2012	rr_AnnualReturn2012	15.47%
2013	rr_AnnualReturn2013	22.46%
2014	rr_AnnualReturn2014	1.65%
2015	rr_AnnualReturn2015	(0.57%)
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	5.28%
Since Inception	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Return After Taxes on Distributions | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.43%)
5 Years	rr_AverageAnnualReturnYear05	3.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class L
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.13%)
5 Years	rr_AverageAnnualReturnYear05	3.67%
Since Inception	rr_AverageAnnualReturnSinceInception	7.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.36%)
5 Years	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	11.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008
RiverFront Global Growth Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	12.57%
Since Inception	rr_AverageAnnualReturnSinceInception	13.89%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 28, 2008

[1]	Other Expenses are based on estimated fees.
[2]	ALPS Advisors, Inc. (the "Adviser") and Red Rocks Capital LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.25% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. The Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expenses were deferred. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2017 without the approval of the Fund's Board of Trustees.
[3]	ALPS Advisors, Inc. (the "Adviser") has agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement")is in effect through February 28, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expenses were deferred. The Adviser may not discontinue this waiver prior to February 28, 2017 without the approval of the Fund's Board of Trustees.
[4]	ALPS Advisors, Inc. (the "Adviser") has agreed contractually to limit the operating expenses of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 1.70% for Class I shares, 1.95% for Class A shares, and 2.70% for Class C shares through February 28, 2017, the Adviser will reduce the fee payable with respect to the Fund to the extent of such excess and/or shall reimburse the Fund (or class as applicable) by the amount of such excess. The waiver or reimbursement shall be allocated to each class of the Fund in the same manner as the underlying expenses or fees were allocated. Effective February 28, 2017, the Adviser agrees to limit the Total Annual Fund Operating Expenses (as defined in Item 8 to Form N-1A) of the Fund (excluding underlying fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses as determined under generally accepted accounting principles) to an annual rate of 2.75% for Class I shares, 3.00% for Class A shares, and 3.75% for Class C shares through December 31, 2018. Without this agreement (the "Expense Agreement"), expenses would be higher. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than twelve-months after the end of the fiscal year in which the fee or expense was deferred. The Adviser may not discontinue the arrangements described above prior to the dates described above without the approval of the Fund's Board of Trustees.
[5]	The Fund intends to invest a portion of its assets in a wholly owned Cayman subsidiary (the "Subsidiary"). The Subsidiary has entered into a separate advisory agreement with ALPS Advisors, Inc. (the "Adviser"), and a separate sub-advisory agreement with CoreCommodity Management, LLC, the Subsidiary's investment sub-adviser and the Fund's investment sub-adviser (the "Sub-Adviser"), for the management of the Subsidiary's portfolio pursuant to which the Subsidiary is obligated to pay the Adviser a management fee at the same rate that the Fund pays its investment adviser, ALPS Advisors, Inc., for services provided to the Fund. The Adviser has agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. The Sub-Adviser has agreed to waive the sub-advisory fee it receives from the Adviser for services provided to the Fund in an amount equal to the sub-advisory fee it receives from the Adviser for services provided to the Subsidiary. These waivers may not be terminated without the consent of the Board of the Fund.
[6]	Pursuant to a written agreement (the "Expense Agreement"), the Sub-Adviser has agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.05% (for Class A shares), 1.05% (for Class C shares) and 1.15% (for Class I shares) of average daily net assets through February 28, 2017. The Adviser has agreed to reduce its fee to the extent that the Sub-Adviser is required to waive its management fee under the agreement described above. The Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Adviser will be permitted to recover from the Fund any management fees it has waived in connection with the Fund, and the Adviser has agreed to remit such recoveries to the Sub-Adviser to the extent the Sub-Adviser is permitted to recover a portion of its management fee pursuant to the foregoing. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. This waiver may not be terminated prior to February 28, 2017 without approval by the Board of the Fund.
[7]	Other Expenses are based on estimated amounts.
[8]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of total annual expenses of the Fund (exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage commissions, taxes and extraordinary expenses) to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement")is in effect through February 28, 2017. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[9]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[10]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the (the "Expense Agreement") to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[11]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee and expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[12]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee and expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[13]	Other Expenses are based on estimated amounts.
[14]	ALPS Advisors, Inc. (the "Adviser") has agreed to waive and Kotak Mahindra (UK) Limited (the "Sub-Adviser") has agreed to waive and/or reimburse fees or expenses in order to limit Total annual Fund operating expenses after fee waiver/expense reimbursements (excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes, and extraordinary expenses) to 1.60% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. The Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Fund's Board of Trustees.
[15]	The Fund is classified for federal income tax purposes as a taxable regular corporation or so-called Subchapter "C" corporation. As a "C" corporation, the Fund accrues deferred tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of master limited partnerships considered to be a return of capital and for any net operating gains. The Fund's accrued deferred tax liability, if any, is reflected each day in the Fund's net asset value per share. The deferred income tax expense/(benefit) represents an estimate of the Fund's potential tax expense/(benefit) if it were to recognize the unrealized gains/(losses) in the portfolio. An estimate of deferred income tax expense/(benefit) is dependent upon the Fund's net investment income/(loss) and realized and unrealized gains/(losses) on investments and such expenses may vary greatly from year to year and from day to day depending on the nature of the Fund's investments, the performance of those investments and general market conditions. Therefore, any estimate of deferred income tax expense/(benefit) cannot be reliably predicted from year to year.
[16]	Expenses are restated to reflect current fees.
[17]	ALPS Advisors, Inc. (the "Adviser") has contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.85% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee and expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017except with the approval of the Board of Trustees.
[18]	Other Expenses are based on estimated amounts.
[19]	Westport Resources Management, Inc. ("Westport Resources"), one of the Fund's co-investment advisers, has contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent the Fund's Total Annual Operating Fund Expenses (excluding Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.99% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. Westport Resources will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[20]	Sterling Global Strategies LLC (the "Sub-Adviser"), the Fund's sub-adviser, has contractually agreed to waive its management fee and/or reimburse Fund expenses to the extent the Fund's Total Annual Operating Fund Expenses (excluding Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses) exceed 1.15% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2017. The Adviser has agreed to reduce its fee to the extent that the Sub-Adviser is required to waive its management fee under the agreement described above. The Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Adviser will be permitted to recover from the Fund any management fees it has waived in connection with the Fund, and the Adviser has agreed to remit such recoveries to the Sub-Adviser to the extent the Sub-Adviser is permitted to recover a portion of its management fee pursuant to the foregoing. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fee or expense was deferred. The Expense Agreement may not be terminated or modified prior to February 28, 2017 except with the approval of the Board of Trustees.
[21]	Other Expenses are based on estimated amounts for the Fund's initial fiscal year.
[22]	ALPS Advisors, Inc. (the "Adviser") has agreed to contractually limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.70% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2018. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the expense cap in effect at the time of waiver or reimbursement. The Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver prior to February 28, 2018 without the approval of the Fund's Board of Trustees.
[23]	Expenses are restated to reflect current fees.
[24]	The Adviser and the Sub-Adviser have contractually agreed to limit the amount of total annual expenses of the Fund to 0.90% (exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, taxes and extraordinary expenses) of the average daily net assets for the Investor Class and Class L shares. This agreement is in effect through February 28, 2017. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.